ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Components Of Accrued Liabilities
	December 31
	2012	2011
	(Millions of Dollars)
Accrued compensation	$153	$163
Accrued rebates ..	113	109
Alleged defective products ..	42	5
Non-income tax payable	36	25
Accrued product returns	22	16
Accrued professional services	17	14
Accrued income taxes	15	24
Restructuring liabilities	12	8
Accrued warranty	12	2
Other	1	1

	$423	$367